Capital and financing transactions (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Schedule of Capital and Financing Transactions

	For the three months ended
	July 31, 2024		July 31, 2023
($ millions)	Number of shares	Amount	Number of shares	Amount

Outstanding at beginning of period	1,229,569,597	$21,066	1,198,174,512	$19,160
Issued in relation to share-based payments, net	18,688	2	6,252	1
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	7,750,463	481	7,152,387	466
Outstanding at end of period	1,237,338,748	$21,549	1,205,333,151	$19,627

	For the nine months ended
	July 31, 2024		July 31, 2023
($ millions)	Number of shares	Amount	Number of shares	Amount

Outstanding at beginning of period	1,214,044,420	$20,109	1,191,375,095	$18,707
Issued in relation to share-based payments, net	133,766	9	404,655	27
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	23,160,562	1,431	13,553,401	893
Outstanding at end of period	1,237,338,748	$21,549	1,205,333,151	$19,627
(1)
Commencing with the dividend declared on February 28, 2023 and paid on April 26, 2023, the Bank issued to participants of the Shareholder Dividend and Share Purchase Plan (the Plan), common shares from treasury with a discount of 2%
to the average market price (as defined in the Plan). Prior to the dividend paid on April 26, 2023, common shares received by participants under the Plan were shares purchased from the open market at prevailing market prices. Further, effective November 1, 2024, and until such time as the Bank elects otherwise, the Bank will suspend the discount to the Average Market Price (as defined in the Plan) for dividend reinvestments and stock dividends under the Plan and will discontinue issuances of common shares from treasury under the Plan. Effective November 1, 2024, and until such time as the Bank elects otherwise, purchases of common shares under the Plan will be made
i
n the secondary market in accordance with the provisions of the Plan.